Revenues from Contracts with Customers - Summary of Revenue Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Amounts included in contract liabilities at the beginning of the year	€ 73.7	€ 58.9	€ 84.1